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                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                      FORM 24F-2
                           ANNUAL NOTICE OF SECURITIES SOLD
                                PURSUANT TO RULE 24F-2


1.     Name and address of issuer:
       GENERAL SECURITIES, INCORPORATED
       5100 EDEN AVENUE, SUITE 204
       EDINA, MINNESOTA 55436

2. The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

        REGISTRANT HAS ONLY ONE CLASS AND NO SERIES.

3.     Investment Company Act File Number:
            811-594
       Securities Act File Number:
             2-77092

4(a).  Last day of fiscal year for which this Form is filed:
             NOVEMBER 30

4(b).  / /  Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).  / /  Check box if this is the last time the issuer will be filing this
            Form.

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
5.   Calculation of registration fee:

    (i)     Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                                        $5,642,337

   (ii)     Aggregate price of securities redeemed or
            repurchased during the fiscal year:                             7,314,188

  (iii)     Aggregate price of securities redeemed or
            repurchased during any PRIOR fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees payable
            to the Commission:                                             $   N/A

   (iv)     Total available redemption credits [add Items 5(ii)
            and 5(iii):                                                                   7,314,188

    (v)     Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                                          $    N/A

   (vi)     Redemption credits available for use in future years          ($1,671,851)
            -- if Item 5(i) is less than Item 5(iv) [subtract
            Item 5(i) from Item 5(iv)]:

  (vii)     Multiplier for determining registration fee (See
            Instruction C.9):                                                               x.000278

 (viii)     Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                                                  0

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:____________
                                         N/A
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 +$__________
                                         N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$__________
                                         N/A

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:
                                         N/A


          Method of Delivery:

                    / / Wire Transfer
                    / / Mail or other means


                                      SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

     By:                       /s/ Craig H. Robinson
                              -------------------------------------
                              Craig H. Robinson, President


Date:   FEBRUARY 25, 1999